Deposits - Schedule of deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Deposits [Line Items]
Deposits, gross	$ 66,627	$ 87,018
Equipment deposit provision, opening and closing	(12,131)	(12,131)
Deposits, net	54,496	74,887
Utility energy deposits [Member]
Deposits [Line Items]
Deposits, gross	34,165	8,371
Equipment deposits [Member]
Deposits [Line Items]
Deposits, gross	22,392	78,647
Import duty deposits and other [Member]
Deposits [Line Items]
Deposits, gross	1,874	0
Bell Canada [Member]
Deposits [Line Items]
Deposits, gross	$ 8,196	$ 0